Business Combinations - Summary of Provisional Amount of Assets Acquired and Liabilities Assumed (Detail) - JPY (¥) ¥ in Millions	Nov. 02, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Goodwill		¥ 1,314,645	¥ 1,229,208	¥ 1,186,161
Dell Acquisition
Business Acquisition [Line Items]
Current assets	¥ 52,415
Property, plant and equipment	47,306
Intangible assets and Other	103,443
Total assets acquired	203,164
Current liabilities	21,210
Long-term liabilities	14,446
Total liabilities assumed	35,656
Total net assets acquired	167,508
Goodwill	149,671
Acquisition cost	¥ 317,179